UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Capstone Church Capital Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California
	Sonrise Baptist Church of Clovis (e)	10.11%
359,774	7.50%, 06/01/2020		$ 174,311
389,514	7.50%, 06/01/2020		188,720
	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		97,447
128,000	7.30%, 09/18/2030		109,107
143,000	7.30%, 03/18/2032		112,427
	The United Pentecostal Church of Modesto, Inc. (c) (d)
20,000	7.50%, 11/21/2020		13,100
43,000	7.50%, 05/21/2021		28,191
43,000	7.50%, 11/21/2021		28,221
45,000	7.50%, 05/21/2022		29,412
51,000	7.60%, 11/21/2023		33,589
53,000	7.60%, 05/21/2024		34,720
55,000	7.60%, 11/21/2024		36,047
56,000	7.60%, 05/21/2025		36,479
59,000	7.60%, 11/21/2025		38,439
62,000	7.60%, 05/21/2026		40,405
66,000	7.60%, 05/21/2027		43,032
69,000	7.60%, 11/21/2027		44,995
71,000	7.60%, 05/21/2028		46,306
73,000	7.60%, 11/21/2028		47,625
86,000	7.60%, 11/21/2030		56,141
89,000	7.60%, 05/21/2031		57,592
92,000	7.60%, 11/21/2031		59,533
96,000	7.60%, 05/21/2032		62,122
99,000	7.60%, 11/21/2032		64,063
103,000	7.60%, 05/21/2033		66,651
112,000	7.60%, 05/21/2034		72,475
115,000	7.60%, 11/21/2034		74,417
	Victory Christian Center of the Desert, Inc. (c) (d)
22,730	8.40%, 10/15/2020		21,780
23,488	8.40%, 04/15/2021		22,506
24,245	8.40%, 10/15/2021		23,232
25,761	8.40%, 04/15/2022		24,666
26,518	8.40%, 10/15/2022		25,410
27,276	8.40%, 04/15/2023		26,161
28,791	8.40%, 10/15/2023		27,637
30,307	8.40%, 04/15/2024		28,943
31,065	8.40%, 10/15/2024		29,679
32,580	8.40%, 04/15/2025		30,944
34,095	8.40%, 10/15/2025		32,390
35,610	8.40%, 04/15/2026		33,837
36,368	8.40%, 10/15/2026		34,564
38,641	8.40%, 04/15/2027		36,732
40,157	8.40%, 10/15/2027		38,181
41,672	8.40%, 04/15/2028		39,626
43,187	8.40%, 10/15/2028		41,075
45,460	8.40%, 04/15/2029		43,246
46,976	8.40%, 10/15/2029		44,693
49,249	8.40%, 04/15/2030		46,865
51,522	8.40%, 10/15/2030		49,033
53,037	8.40%, 04/15/2031		50,056
56,068	8.40%, 10/15/2031		52,917
57,583	8.40%, 04/15/2032		54,347
60,614	8.40%, 10/15/2032		57,207
62,887	8.40%, 04/15/2033		59,352
65,917	8.40%, 10/15/2033		62,213
68,190	8.40%, 04/15/2034		64,358
52,279	8.40%, 10/15/2034		49,341
	"The Well" Ministry of Rescue (c) (d)
21,000	8.40%, 05/15/2020		10,872
22,000	8.40%, 11/15/2020		11,400
23,000	8.40%, 05/15/2021		11,930
24,000	8.40%, 11/15/2021		12,478
25,000	8.40%, 05/15/2022		12,992
26,000	8.40%, 11/15/2022		13,517
27,000	8.40%, 05/15/2023		14,056
28,000	8.40%, 11/15/2023		14,588
Connecticut		0.58%
	Full Gospel Foundation Building Ministries International
40,000	7.60%, 01/21/2031		40,016
42,000	7.60%, 07/21/2031		42,017
43,000	7.60%, 01/21/2032		43,017
45,000	7.60%, 07/21/2032		45,013
Florida		13.27%
	Abyssinia Missionary Baptist Church Ministries, Inc. (c) (d)
233,307	7.50%, 03/15/2027		116,747
150,697	7.50%, 09/15/2027		75,424
192,456	7.50%, 03/15/2028		96,343
108,937	7.50%, 09/15/2028		54,545
169,761	7.50%, 03/15/2029		85,016
131,633	7.50%, 09/15/2029		65,935
263,265	7.50%, 03/15/2030		131,870
301,393	7.50%, 09/15/2030		150,998
82,611	7.50%, 03/15/2031		41,025
	Bethel Baptist Institutional Church, Inc. (e)
251,757	0.00%, 01/01/2022 (f)		25
1,712,156	3.50%, 01/01/2022		667,570
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015		17,000
33,000	8.20%, 12/15/2015		33,000
65,000	8.40%, 12/15/2020		65,448
69,000	8.40%, 06/15/2021		69,545
71,000	8.40%, 12/15/2021		71,710
74,000	8.40%, 06/15/2022		74,718
71,000	8.40%, 12/15/2022		71,710
10,000	8.40%, 06/15/2025		10,014
23,000	8.40%, 12/15/2026		23,046
24,000	8.40%, 06/15/2027		24,053
29,000	8.40%, 12/15/2029		29,090
32,000	8.40%, 12/15/2030		32,109
117,000	8.40%, 12/15/2032		116,403
84,000	8.40%, 12/15/2033		83,572
199,000	8.40%, 06/15/2034		197,985
70,000	8.40%, 12/15/2034		69,643
	Manifestations Worldwide, Inc.
44,000	7.60%, 03/17/2031		37,602
47,000	7.60%, 09/17/2031		39,137
48,000	7.60%, 03/17/2032		38,971
51,000	7.60%, 09/17/2032		40,647
52,000	7.60%, 03/17/2033		40,851
54,000	7.60%, 09/17/2033		42,142
56,000	7.60%, 03/17/2034		43,456
59,000	7.60%, 09/17/2034		45,554
60,000	7.60%, 03/17/2035		45,990
63,000	7.60%, 09/17/2035		48,044
65,000	7.60%, 03/17/2036		49,211
68,000	7.60%, 09/17/2036		51,163
70,000	7.60%, 03/17/2037		52,374
73,000	7.60%, 09/17/2037		54,626
76,000	7.60%, 03/17/2038		56,567
79,000	7.60%, 09/17/2038		58,373
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e)
157,804	6.00%, 11/05/2019		144,501
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
26,000	7.70%, 11/28/2012		9,716
33,000	7.70%, 05/28/2013		12,332
34,000	7.70%, 11/28/2013		12,706
35,000	7.80%, 05/28/2014		13,079
63,000	8.40%, 05/28/2021		23,726
64,000	8.40%, 11/28/2021		24,122
68,000	8.40%, 05/28/2022		25,527
32,000	8.40%, 11/28/2023		12,032
30,000	8.40%, 05/28/2024		11,286
33,000	8.40%, 11/28/2024		12,421
86,000	8.40%, 05/28/2025		32,181
91,000	8.40%, 11/28/2025		34,061
93,000	8.40%, 05/28/2026		34,810
98,000	8.40%, 11/28/2026		36,691
42,000	8.40%, 11/28/2031		15,616
154,000	8.40%, 05/28/2032		57,257
156,000	8.40%, 11/28/2032		58,001
	Truth For Living Ministries, Inc. (e)
308,054	4.00%, 11/15/2022		83,483
Georgia		5.12%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		4,522
33,000	7.70%, 09/01/2015		4,663
39,000	7.80%, 03/01/2018		5,600
11,000	7.80%, 09/01/2018		1,576
45,000	7.80%, 09/01/2019		6,426
46,000	7.80%, 03/01/2020		6,537
48,000	7.80%, 09/01/2020		6,826
50,000	7.80%, 03/01/2021		7,120
56,000	7.90%, 09/01/2022		7,991
50,000	7.90%, 03/01/2023		7,145
38,000	7.90%, 03/01/2034		5,343
89,000	7.90%, 09/01/2035		12,638
159,000	7.90%, 03/01/2036		22,355
64,000	7.90%, 09/01/2036		9,088
51,000	8.00%, 09/01/2021		7,298
54,000	8.00%, 03/01/2022		7,700
	Victory Baptist Church of Loganville, Inc
67,000	7.90%, 01/15/2030		62,163
69,000	7.90%, 07/15/2030		62,728
72,000	7.90%, 01/15/2031		63,749
74,000	7.90%, 07/15/2031		63,943
78,000	7.90%, 01/15/2032		65,723
81,000	7.90%, 07/15/2032		66,744
84,000	7.90%, 01/15/2033		67,738
87,000	7.90%, 07/15/2033		69,983
90,000	7.90%, 01/15/2034		72,009
95,000	7.90%, 07/15/2034		75,686
98,000	7.90%, 01/15/2035		77,528
101,000	7.90%, 07/15/2035		79,527
106,000	7.90%, 01/15/2036		82,892
110,000	7.90%, 07/15/2036		85,624
115,000	7.90%, 01/15/2037		89,459
119,000	7.90%, 07/15/2037		91,820
123,000	7.90%, 01/15/2038		94,575
129,000	7.90%, 07/15/2038		98,943
Illinois		2.08%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		22,222
37,000	7.80%, 12/12/2019		23,465
37,000	7.80%, 06/12/2020		23,332
40,000	7.80%, 12/12/2020		25,248
41,000	7.80%, 06/12/2021		25,908
42,000	7.80%, 12/12/2021		26,565
45,000	7.80%, 06/12/2022		28,346
50,000	7.90%, 12/12/2023		31,730
51,000	7.90%, 06/12/2024		32,196
54,000	7.90%, 12/12/2024		34,106
56,000	7.90%, 06/12/2025		35,151
43,000	7.90%, 06/12/2030		27,047
86,000	7.90%, 12/12/2030		54,103
24,000	7.90%, 12/12/2033		14,966
112,000	7.90%, 06/12/2034		69,843
117,000	7.90%, 12/12/2034		72,961
45,000	8.00%, 12/12/2022		28,508
48,000	8.00%, 06/12/2023		30,437
Indiana		3.98%
	Madison Park Church of God, Inc. (e )
1,821,528	2.50%, 01/01/2033		1,030,621
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
24,000	7.90%, 12/22/2031		9,297
26,000	7.90%, 12/22/2032		10,072
27,000	7.90%, 06/22/2033		10,460
29,000	7.90%, 12/22/2033		11,235
29,000	7.90%, 06/22/2034		11,235
31,000	7.90%, 12/22/2034		12,009
32,000	7.90%, 06/22/2035		12,397
33,000	7.90%, 12/22/2035		12,784
34,000	7.90%, 06/22/2036		13,172
36,000	7.90%, 12/22/2036		13,946
38,000	7.90%, 06/22/2037		14,721
Louisiana		2.69%
	Living Way Apostolic Church, Inc.
100,000	7.90%, 04/20/2030		92,100
103,000	7.90%, 10/20/2030		92,236
103,000	7.90%, 04/20/2031		90,073
15,000	7.90%, 10/20/2031		12,772
91,000	7.90%, 04/20/2032		76,085
121,000	7.90%, 10/20/2032		98,470
126,000	7.90%, 04/20/2033		101,758
136,000	7.90%, 04/20/2034		108,610
141,000	7.90%, 10/20/2034		111,799
Maryland		0.14%
	Ark of Safety Christian Church, Inc. (c) (d)
47,502	8.00%, 04/15/2029		42,262
Massachusetts		2.59%
	Harvest Ministries of New England, Inc.
76,000	7.30%, 02/20/2028		69,738
83,000	7.30%, 02/20/2029		75,455
85,000	7.30%, 08/20/2029		76,296
89,000	7.30%, 02/20/2030		78,329
95,000	7.30%, 02/20/2031		79,144
99,000	7.30%, 08/20/2031		80,299
63,000	7.30%, 08/20/2032		48,756
95,000	7.30%, 02/20/2033		72,238
114,000	7.30%, 08/20/2033		86,047
118,000	7.30%, 02/20/2034		88,583
Michigan		0.15%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		2,487
21,000	7.50%, 08/15/2016		5,269
22,000	7.50%, 02/15/2017		5,550
22,000	7.50%, 08/15/2017		5,564
24,000	7.50%, 02/15/2018		6,082
24,000	7.50%, 08/15/2018		6,065
26,000	7.50%, 02/15/2019		6,555
26,000	7.50%, 08/15/2019		6,549
North Carolina		0.11%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		31,851
Rhode Island		3.05%
	The Cathedral of Life Christian Assembly (c) (d)
10,000	7.50%, 08/15/2016		7,423
11,000	7.50%, 08/15/2017		8,195
23,000	7.50%, 08/15/2020		17,075
23,000	7.50%, 02/15/2021		17,091
25,000	7.50%, 08/15/2021		18,597
25,000	7.50%, 02/15/2022		18,525
35,000	7.60%, 08/15/2026		25,868
37,000	7.60%, 02/15/2027		27,354
39,000	7.60%, 08/15/2027		28,837
40,000	7.60%, 02/15/2028		29,584
41,000	7.60%, 08/15/2028		30,328
43,000	7.60%, 02/15/2029		31,816
45,000	7.60%, 08/15/2029		33,300
46,000	7.60%, 02/15/2030		34,045
48,000	7.60%, 08/15/2030		35,534
50,000	7.60%, 02/15/2031		36,690
52,000	7.60%, 08/15/2031		38,158
53,000	7.60%, 02/15/2032		38,891
58,000	7.60%, 02/15/2033		42,560
60,000	7.60%, 08/15/2033		44,028
62,000	7.60%, 02/15/2034		45,496
65,000	7.60%, 08/15/2034		47,697
67,000	7.60%, 02/15/2035		49,165
70,000	7.60%, 08/15/2035		51,366
62,000	7.60%, 08/15/2036		45,496
58,000	7.60%, 02/15/2037		42,560
7,000	7.60%, 08/15/2037		5,137
26,000	8.00%, 08/15/2022		19,370
28,000	8.00%, 02/15/2023		20,860
Tennessee		4.44%
	Grace Christian Fellowship Church, Inc. (c) (d)
38,000	8.40%, 07/18/2021		28,071
39,000	8.40%, 10/18/2021		28,821
40,000	8.40%, 01/18/2022		29,576
41,000	8.40%, 04/18/2022		30,324
41,000	8.40%, 07/18/2022		30,340
42,000	8.40%, 10/18/2022		31,093
44,000	8.40%, 01/18/2023		32,591
44,000	8.40%, 04/18/2023		32,600
45,000	8.40%, 07/18/2023		33,358
46,000	8.40%, 10/18/2023		34,109
47,000	8.40%, 01/18/2024		34,667
47,000	8.40%, 04/18/2024		34,667
34,000	8.40%, 07/18/2024		25,089
50,000	8.40%, 10/18/2024		36,900
51,000	8.40%, 01/18/2025		37,419
52,000	8.40%, 04/18/2025		38,147
54,000	8.40%, 10/18/2025		39,625
56,000	8.40%, 01/18/2026		41,104
56,000	8.40%, 04/18/2026		41,104
58,000	8.40%, 10/18/2026		42,578
60,000	8.40%, 01/18/2027		44,058
35,000	8.40%, 10/18/2028		25,714
30,000	8.40%, 01/18/2029		22,044
52,000	8.40%, 04/18/2029		38,209
20,000	8.40%, 07/18/2029		14,698
75,000	8.40%, 10/18/2029		55,117
77,000	8.40%, 01/18/2030		56,603
78,000	8.40%, 04/18/2030		57,330
81,000	8.40%, 07/18/2030		59,551
81,000	8.40%, 10/18/2030		59,543
21,000	8.40%, 04/18/2031		15,309
38,000	8.40%, 07/18/2031		27,706
88,000	8.40%, 10/18/2031		64,152
100,000	8.40%, 04/18/2033		72,900
Texas		1.03%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		200,000
100,000	7.60%, 06/15/2018		100,000
Virginia		0.00%
	New Life Anointed Ministries International, Inc. (c) (d)
171,000	7.80%, 06/21/2020		17
100,000	7.80%, 12/21/2020		10
64,000	7.80%, 06/21/2022		6
124,000	7.80%, 06/21/2023		12
60,000	7.80%, 12/21/2023		6
103,000	7.80%, 06/21/2024		10
115,000	7.80%, 12/21/2024		13
142,000	7.80%, 12/21/2025		14
Washington		1.66%
	Cascade Christian Center of Skagit Valley (e )
580,771	4.50%, 10/20/2020		485,408
Washington, DC		0.62%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		26,288
80,000	8.30%, 07/12/2015		27,312
98,000	8.40%, 01/12/2018		33,967
45,000	8.40%, 07/12/2018		15,561
100,000	8.40%, 01/12/2027		33,970
130,000	8.40%, 01/12/2033		44,161

Total Church Mortgage Bonds (Cost $24,271,305)		51.62%	15,062,939

CHURCH MORTGAGE LOANS (b)

California		2.22%
	Mount Olive Missionary Baptist Church of Fresno (d)
892,288	3.50%, 05/31/2014		647,444
Georgia		2.11%
	God First Breakthrough Ministries, Inc. (e)
1,067,600	3.00%, 03/01/2020		616,218
Nevada		1.11%
	Iglesia Christiana Verbo De Dios, Inc. (e)
323,267	0.00%, 01/01/2014		323,267
New Jersey		2.19%
	Igreja Batista Do Calvario
729,738	8.75%, 08/01/2038		638,156
Texas		2.83%
	Pleasant Grove Missionary Baptist Foundation (e)
826,246	7.50%, 08/01/2033		826,246

Total Church Mortgage Loans (Cost $3,839,138)		10.46%	3,051,331

U.S. TREASURY OBLIGATIONS

	U.S. Treasury Bills	22.55%
1,850,000	0.000%, 01/07/2016 *		1,850,000
1,750,000	0.239%, 07/21/2016 *		1,745,100
3,000,000	0.000%, 12/08/2016 *		2,982,900
	Total U.S. Treasury Bills (Cost $6,576,815)		6,578,000

	U.S. Treasury Notes	5.98%
1,750,000	0.500%, 11/30/2016 (Cost $1,750,000)		1,745,275

Total U.S. Treasury Obligations (Cost $8,326,815)		28.53%	8,323,275

OPEN-END MUTUAL FUND		4.99%

137,868	Vanguard Short-Term Investment Grade Fund 1 (Cost $1,500,000)		1,454,504

SHORT TERM INVESTMENTS		3.72%

Money Market Fund
1,085,831	Fifth Third Institutional Money Market - 0.01% *1 (Cost $1,085,831)		1,085,831

Total Investments - (Cost $39,023,089)		99.32%	$ 28,977,880

ASSETS IN EXCESS OF LIABILITIES		0.68%	198,928

Net Assets		100.00%	$ 29,176,808

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.
The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.
(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Issuer of security, as a part of the restructure of the bond, will receive a credit of ten percent (10%) of the principal for each year the
Issuer fulfils its obligations under the restructuring agreement with the Trustee. The bonds are priced to reflect the portion of the principal the Fund believes it will receive.
* Variable rate security; the coupon rate shown represents the yield at December 31, 2015.
1 Mutual funds are priced at their NAV as of December 31, 2015.

As of December 31, 2015, the cost of investments were $39,023,089, the gross unrealized appreciation on investments were $5,116 and the gross unrealized depreciation on investments were $10,050,326, for a net unrealized depreciation of $10,045,210 for federal income tax purposes.

CAPSTONE CHURCH CAPITAL FUND

Notes to Schedule of Investments
December 31, 2015 (Unaudited)

SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value.  Church bonds and mortgages with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser, under these circumstances, may determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

- the general conditions in the church bond market and the overall financial market
- the transaction price of any recent sales or purchases of the security
- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
- the estimated value of the underlying collateral
- the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values
- any current listing price or related data
- index adjusted appraisal values based on published real estate sources
- estimated costs associated with the disposition of the property
- risk adjusted discount rate
- estimated time to sell in years
- probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considered the potential results of the trustee’s actions, including restructuring, refinance, acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities and NAVs for open-end mutual funds and money market funds.
Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds and church mortgage loans are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing; (b) only if there are no readily available market quotations for those securities; and (c) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of December 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	31-Dec-14
Church Mortgage Bonds	$ -	$ -	$ 15,062,939	$ 15,062,939
Church Mortgage Loans	-	-	3,051,331	3,051,331
Open-End Mutual Fund	1,454,504	-	-	1,454,504
U.S. Govt. Obligations	8,323,275	-	-	8,323,275
Short Term Investments	1,085,831	-	-	1,085,831
	$10,863,610.00	$ -	$ 18,114,270	$ 28,977,880

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended December 31, 2015.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Church Mortgage Bonds	Church Mortgage Loans	Total
	Balance as of 10/01/2015	$ 17,221,049	$ 3,103,652	$ 20,324,701
	Accrued Accretion/(Amortization)	-	-	-
	Unrealized Appreciation/(Depreciation)	2,133,560	(8,390)	2,125,170
	Realized Gain/(Loss)	(1,938,914)	-	(1,938,914)
	Gross Sales and Paydowns	(2,352,757)	(43,931)	(2,396,688)
	Gross Purchases	-	-	-
	Transfer In/(Out) of Level 3	-	-	-
	Balance as of 12/31/2014	$ 15,062,938	$ 3,051,331	$ 18,114,269

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within the 90 days of the filing date of this report (the "Evaluation Date" based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

Edward L. Jaroski, President

Date: February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward L. Jaroski

Edward L. Jaroski, President & Treasurer

Date: February 25, 2016